PROPERTY AND EQUIPMENT—NET (Tables)	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment—net composed of the following:

	March 31, 2024	December 31, 2023
Computer equipment	$518,456	$356,939
Furniture and fixtures	91,125	91,125
Leasehold improvements	22,687	22,418
Property and equipment—gross	632,268	470,482
Less: accumulated depreciation	(84,707)	(69,762)
Property and equipment—net	$547,561	$400,720
Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Estimated Useful Life
Computer equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and equipment—net composed of the following:

	December 31, 2023	December 31, 2022
Computer equipment	$356,939	$—
Furniture and fixtures	91,125	19,444
Leasehold improvements	22,418	5,902
Property and equipment—gross	470,482	25,346
Less: accumulated depreciation	(69,762)	(6,729)
Property and equipment—net	$400,720	$18,617